PREPAID EXPENSE AND OTHER ASSETS	12 Months Ended
Dec. 31, 2017
PREPAID EXPENSE AND OTHER ASSETS
PREPAID EXPENSE AND OTHER ASSETS

3.PREPAID EXPENSE AND OTHER ASSETS

	December 31, 2016	December 31, 2017
	RMB	RMB
Funds receivable from external payment network providers (i)	306,758	855,363
Prepaid VAT and surcharge tax	86,767	162,996
Tax refund receivable	47,338	—
Prepaid expense	10,540	23,447
Others	15,360	27,184

Total	466,763	1,068,990

(i)

The Company opened accounts with external online payment service providers to collect and transfer loan funds and interest to investors or borrowers, repay and collect the default loan principal and interest. The Company also uses such accounts to collect the transaction fee and service fee. The balance of funds receivable from external payment network providers mainly includes accumulated amounts of transaction fee, service fee received at the balance sheet date.